Risk management - Significant concentration of credit risk (Details) - Financial assets past due but not impaired [member] - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 648,118	$ 292,528
Less than 3 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	243,893	157,608
Between 3 and 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	136,700	41,263
More than 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 267,525	$ 93,657